INCOME TAXES - Narrative (Detail)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Components Of Income Tax Expense Benefit [Abstract]
Effective tax rate	(4.33%)	(0.62%)